Related Parties and Party-in-Interest	12 Months Ended
Jun. 30, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Party-in-Interest	Related Parties and Party-in-Interest
Certain Plan investments are managed by Fidelity Management Trust Company. Fidelity Management Trust Company holds and invests the Plan’s assets and therefore, these transactions qualify as party-in-interest transactions. In addition, the investments in the Company’s common stock and notes receivable from participants are also considered party-in-interest transactions.
A portion of the Plan’s assets are invested in shares of Company common stock. As of June 30, 2025 and June 30, 2024, the Plan held 288,423 shares and 266,905 of Key Tronic Common Stock, respectively. For the year ended June 30, 2025, the Plan purchased 55,992 shares of Key Tronic Common Stock at a cost of $190,936, and the Plan sold 34,474 shares of Key Tronic Common Stock with losses of $(5,557). For the year ended June 30, 2024, the Plan purchased 27,869 shares of Key Tronic Common Stock at a cost of $126,147, and the Plan sold 42,894 shares of Key Tronic Common Stock with losses of $(66,632).